LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Investments [Abstract]
Schedule of equity method investments
The Group’s long-term investments consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Equity method investments
Guangdong Weixin Technology Co., Ltd (“Weixin”)	5,017	5,244
Beijing Siwei Technology and Culture Co., Ltd(“Siwei”)	3,182	3,202
Hangzhou Zhangtaihe Health Technology Co., Ltd(“Zhangtaihe”)	2,960	1,772
Ningbo Hongshi Investment Management Partnership Fund (“Hongshi Fund”)	2,000	1,994
Hangzhou Adopt A Cow Biological Technology Co., Ltd (“Zhaomu”)	3,277	3,336
Hangzhou Bixin Biotechnology Co., Ltd.(“Bixin”)	—	4,113
Hunan Haomei Haomei Cosmetics Co., Ltd.(“Haomei”)	—	2,258
Shenzhen Liumang Yike Food & Beverage Management Co., Ltd. (“Liumang Yike”)	—	3,138
Zhejiang Zhengdao Fengju Supply Chain Management Co., Ltd.(“Zhengdao”)	—	7,188
Other investments accounted for under equity methods	363	4,343

	16,799	36,588

Equity securities accounted for under alternative measurement
Qinghu Live (Hangzhou) Network Technology Co., Ltd. (“Qinghu”)	—	3,000
Other investments accounted for at cost method under alternative measurement	200	1,200

	200	4,200

Equity securities with readily determinable fair values
GXG stock investment	—	158,072

Total long-term investments	16,999	198,860

Equity method investments carrying amount of unrealized gain disclosure
The carry amount and unrealized securities holding gain/ (loss) for the investments under equity method as of December 31, 2019 was as follows,

Equity method investments
Total value booked under equity method as of December 31, 2017	307
Addition	13,500
Share of cumulative gain for the year ended December 31, 2018	2,992

Total value booked under equity method as of December 31, 2018	16,799
Addition	23,200
Dividends received	(190)
Share of cumulative loss for the year ended December 31, 2019	(3,221)

Total value booked under equity method as of December 31, 2019	36,588